UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5928

Smith Barney Small Cap Core Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
SMALL CAP CORE FUND, INC.

STYLE PURE SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2005

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

	Style Pure Series

	Semi Annual Report • June 30, 2005

	SMITH BARNEY SMALL
	CAP CORE FUND, INC.
FUND OBJECTIVE
The Fund seeks long-term capital appreciation by investing principally in the stocks of companies with relatively small market capitalizations representing several industries and sectors.	What’s Inside

	Letter from the Chairman	1

	Fund at a Glance	4

	Fund Expenses	5

	Schedule of Investments	7

	Statement of Assets and Liabilities	18

	Statement of Operations	19

	Statements of Changes in Net Assets	20

	Financial Highlights	21

	Notes to Financial Statements	25

	Board Approval of Management Agreement	32

LETTER FROM THE CHAIRMAN

Dear Shareholder,	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

The U.S. economy overcame a number of obstacles and continued to expand during the six-month reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,[v] Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

Performance Review

For the six months ended June 30, 2005, Class A shares of the Smith Barney Small Cap Core Fund, excluding sales charges, returned -2.25%. These shares underperformed the Lipper Small Cap Core Funds Category Average,[1] which decreased 0.05%. The Fund’s unmanaged benchmark, the Russell 2000 Index,vii returned -1.25% for the same period.

PERFORMANCE SNAPSHOT AS OF JUNE 30, 2005 (excluding sales charges) (unaudited)

6 Months
Small Cap Core Fund — Class A Shares	-2.25%
Russell 2000 Index	-1.25%
Lipper Small Cap Core Funds Category Average	-0.05%

The performance shown represents past performance.  Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

All class share returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses.  Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.  Excluding sales charges, Class B shares returned -2.54%, Class C shares returned -2.54% and Class Y shares returned -1.90% over the six months ended June 30, 2005.

1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 632 funds in the Fund’s Lipper category, and excluding sales charges.

1   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, the Travelers Investment Management Company (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment advisory contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 1, 2005, the Board approved the new investment management contract between the Fund and the Manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 2, 2005

2   Smith Barney Small Cap Core Fund, Inc.    |    2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, stocks of small-cap companies often experience sharper price fluctuations than stocks of mid- and large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

3   Smith Barney Small Cap Core Fund, Inc.    |    2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

4   Smith Barney Small Cap Core Fund, Inc.    |    2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	(2.25)%	$1,000.00	$977.50	1.44%	$7.06

Class B	(2.54)	1,000.00	974.60	2.10	10.28

Class C	(2.54)	1,000.00	974.60	2.15	10.53

Class Y	(1.90)	1,000.00	981.00	0.81	3.98

(1)	For the six months ended June 30, 2005.
(2)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of voluntary expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5   Smith Barney Small Cap Core Fund, Inc.    |    2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period (2)

Class A	5.00%	$1,000.00	$1,017.65	1.44%	$7.20

Class B	5.00	1,000.00	1,014.38	2.10	10.49

Class C	5.00	1,000.00	1,014.13	2.15	10.74

Class Y	5.00	1,000.00	1,020.78	0.81	4.06

(1)	For the six months ended June 30, 2005.
(2)

Expenses (net of voluntary expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6   Smith Barney Small Cap Core Fund, Inc.    |    2005 Semi-Annual Report

Schedule of Investments (unaudited)	June 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 98.2%
CONSUMER DISCRETIONARY — 15.3%

Auto Components — 1.0%
60,023	Aftermarket Technology Corp. *	$1,046,201
56,657	Standard Motor Products, Inc. (a)	747,872
74,973	Tenneco Automotive, Inc. *	1,247,551

		3,041,624

Automobiles — 0.4%
34,076	Thor Industries, Inc. (a)	1,071,009

Distributors — 0.9%
61,737	Brightpoint, Inc. *	1,369,944
18,697	Handleman Co. (a)	308,687
30,670	Spectrum Brands, Inc. (a)*	1,012,110

		2,690,741

Hotels, Restaurants & Leisure — 2.5%
36,270	Argosy Gaming Co. *	1,690,545
22,418	CEC Entertainment, Inc. *	943,574
107,611	CKE Restaurants, Inc. (a)	1,497,945
46,208	Dave & Buster’s, Inc. (a)*	852,075
20,661	Pinnacle Entertainment, Inc. *	404,129
47,081	Sonic Corp. *	1,437,383
21,742	Speedway Motorsports, Inc.	794,888

		7,620,539

Household Durables — 2.0%
51,447	American Greetings Corp., Class A Shares (a)	1,363,345
21,944	Beazer Homes USA, Inc. (a)	1,254,100
25,447	Hooker Furniture Corp. (a)	444,559
43,735	Toro Co. (a)	1,688,608
18,038	WCI Communities, Inc. (a)*	577,757
28,187	Yankee Candle Co., Inc. (a)	904,803

		6,233,172

Internet & Catalog Retail — 0.3%
19,971	Priceline.com, Inc. (a)*	465,923
24,074	Stamps.com, Inc. (a)*	451,388

		917,311

Leisure Equipment & Products — 0.5%
53,831	JAKKS Pacific, Inc. (a)*	1,034,093
15,119	RC2 Corp. *	568,021

		1,602,114

Media — 2.0%
35,278	4Kids Entertainment, Inc. (a)*	701,327
11,674	Catalina Marketing Corp. (a)	296,636
86,364	Gray Television, Inc. (a)	1,041,550
60,401	Mediacom Communications Corp., Class A Shares (a)*	414,955
218,913	Primedia, Inc. (a)*	886,598
7,541	R.H. Donnelley Corp. *	467,391

See Notes to Financial Statements.

7   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Media — 2.0% (continued)
59,800	Reader’s Digest Association, Inc.	$986,700
33,759	Scholastic Corp. (a)*	1,301,409

		6,096,566

Multiline Retail — 0.7%
56,911	ShopKo Stores, Inc. *	1,383,506
25,472	Tuesday Morning Corp. (a)	802,878

		2,186,384

Specialty Retail — 3.5%
61,771	Aaron Rents, Inc.	1,537,480
161,142	Charming Shoppes, Inc. (a)*	1,503,455
77,438	Finish Line, Inc., Class A Shares (a)	1,465,127
5,514	Guitar Center, Inc. (a)*	321,852
38,956	Jos. A. Bank Clothiers, Inc. (a)*	1,686,795
37,592	Lithia Motors, Inc., Class A Shares	1,084,529
79,012	Payless ShoeSource, Inc. *	1,517,031
68,248	Rent-Way, Inc. (a)*	671,560
42,300	Select Comfort Corp. (a)*	906,489

		10,694,318

Textiles, Apparel & Luxury Goods — 1.5%
38,465	Guess?, Inc. *	637,750
29,746	Phillips-Van Heusen Corp. (a)	972,397
76,087	Quiksilver, Inc. *	1,215,870
72,289	Wolverine World Wide, Inc.	1,735,659

		4,561,676

	TOTAL CONSUMER DISCRETIONARY	46,715,454

CONSUMER STAPLES — 2.6%

Food & Staples Retailing — 0.5%
39,201	Nash Finch Co. (a)	1,440,245

Food Products — 1.7%
18,058	Central Garden and Pet Co. (a)*	887,009
18,020	Chiquita Brands International, Inc. (a)	494,829
36,174	Corn Products International, Inc.	859,495
30,637	Delta & Pine Land Co. (a)	767,763
21,419	John B. Sanfilippo & Son, Inc. (a)*	493,922
23,760	Ralcorp Holdings, Inc. (a)	977,724
17,741	Sanderson Farms, Inc. (a)	806,151

		5,286,893

Personal Products — 0.4%
30,243	Chattem, Inc. *	1,252,060

	TOTAL CONSUMER STAPLES	7,979,198

ENERGY — 4.8%

Energy Equipment & Services — 2.4%
37,329	Cal Dive International, Inc. (b)*	1,954,920
28,336	Dril-Quip, Inc. (a)*	822,027
179,516	Grey Wolf, Inc. (a)*	1,330,214

See Notes to Financial Statements.

8   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Energy Equipment & Services — 2.4% (continued)
71,141	Superior Energy Services, Inc. *	$1,266,310
11,267	Unit Corp. *	495,861
49,094	Veritas DGC, Inc. *	1,361,867

		7,231,199

Oil, Gas & Consumable Fuels — 2.4%
12,577	Cabot Oil & Gas Corp.	436,422
12,364	Cimarex Energy Co. *	481,083
9,987	Forest Oil Corp. *	419,454
168,689	Meridian Resource Corp. *	806,333
35,312	Remington Oil & Gas Corp. *	1,260,638
15,122	Stone Energy Corp. *	739,466
27,928	Swift Energy Co. (a)*	1,000,381
28,090	Tesoro Corp. (a)	1,306,747
33,056	Todco, Class A Shares *	848,548

		7,299,072

	TOTAL ENERGY	14,530,271

FINANCIALS — 23.5%

Commercial Banks — 10.0%
10,721	AMCORE Financial, Inc. (a)	320,343
50,287	Anchor BanCorp Wisconsin, Inc. (a)	1,521,685
37,991	BancorpSouth, Inc. (a)	896,588
44,575	BankUnited Financial Corp., Class A Shares	1,205,308
10,978	Capital City Bank Group, Inc. (a)	443,511
29,748	Cathay General Bancorp (a)	1,002,805
42,109	Community Bank System, Inc.	1,027,039
47,438	CVB Financial Corp. (a)	933,580
15,238	Downey Financial Corp.	1,115,422
41,210	East West Bancorp., Inc.	1,384,244
39,895	First Bancorp of Puerto Rico	1,601,784
22,532	First Charter Corp. (a)	495,028
19,318	First Community Bancorp of California (a)	917,605
14,775	First Community Bancshares, Inc. (a)	480,188
21,941	First Merchants Corp. (a)	545,234
24,356	First Niagara Financial Group, Inc.	355,110
13,945	Greater Bay Bancorp	367,730
19,620	Independent Bank Corp. of Massachusetts	553,480
24,283	iPayment Holdings, Inc. *	886,815
26,871	Irwin Financial Corp. (a)	596,267
15,039	Mercantile Bank Corp.	661,265
17,692	PrivateBancorp, Inc. (a)	625,943
17,905	Prosperity Bancshares, Inc. (a)	512,262
20,872	Provident Bankshares Corp.	666,026
32,894	Santander BanCorp (a)	824,324
48,094	Southwest Bancorp of Oklahoma, Inc.	984,965
58,100	Sterling Bancshares of Texas, Inc.	904,036
42,906	Sterling Financial Corp. of Spokane (a)*	1,604,684
22,148	Susquehanna Bancshares, Inc. (a)	544,619
42,880	SVB Financial Group (a)*	2,053,952

See Notes to Financial Statements.

9   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Commercial Banks — 10.0% (continued)
39,265	TierOne Corp.	$1,065,259
19,268	Trustmark Corp. (a)	563,782
35,074	Umpqua Holdings Corp. (a)	825,642
44,407	Wilshire Bancorp, Inc. (a)	636,352
8,689	Wintrust Financial Corp. (a)	454,869
17,916	WSFS Financial Corp.	980,184

		30,557,930

Diversified Financial Services — 2.4%
33,300	ACE Cash Express, Inc. (a)*	851,148
33,736	Asset Acceptance Capital Corp. *	874,100
39,915	Cash America International, Inc.	803,090
37,841	CharterMac (a)	830,988
33,168	Credit Acceptance Corp. (a)*	493,871
23,657	Gladstone Capital Corp. (a)	553,574
27,676	Investment Technology Group, Inc. *	581,749
58,700	MCG Capital Corp. (a)	1,002,596
15,860	MTC Technologies, Inc. (a)*	584,124
21,847	Portfolio Recovery Associates, Inc. (a)*	918,011

		7,493,251

Insurance — 2.8%
27,632	American Physicians Capital, Inc. *	1,026,529
16,840	AmerUs Group Co. (a)	809,162
23,924	FPIC Insurance Group, Inc. (a)*	701,691
59,333	Horace Mann Educators Corp.	1,116,647
34,269	Infinity Property & Casualty Corp. (a)	1,195,303
18,567	LandAmerica Financial Group, Inc. (a)	1,102,323
68,009	Ohio Casualty Corp.	1,644,457
19,812	Stewart Information Services Corp.	832,104

		8,428,216

Real Estate — 8.3%
61,309	Acadia Realty Trust (a)	1,143,413
16,901	Alexandria Real Estate Equities, Inc. (a)	1,241,379
63,177	Anthracite Capital, Inc. (a)	748,647
46,855	Ashford Hospitality Trust, Inc.	506,034
31,708	Bedford Property Investors, Inc. (a)	729,918
38,195	Brandywine Realty Trust (a)	1,170,677
26,432	Capital Automotive REIT (a)	1,008,909
12,455	CarrAmerica Realty Corp. (a)	450,622
47,535	Commercial Net Lease Realty, Inc. (a)	973,041
33,626	Corrections Corporation of America (a)*	1,319,821
19,390	Entertainment Properties Trust	891,940
126,590	Equity Inns, Inc. (a)	1,683,647
43,841	Jones Lang LaSalle, Inc. (a)*	1,939,087
146,509	La Quinta Corp. *	1,366,929
32,885	LaSalle Hotel Properties (a)	1,078,957
61,188	Lexington Corporate Properties Trust	1,487,480
167,381	MeriStar Hospitality Corp. (a)*	1,439,477

See Notes to Financial Statements.

10   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Real Estate — 8.3% (continued)
17,464	New Century Financial Corp. (a)	$898,523
12,362	Newcastle Investment Corp. (a)	372,714
34,207	Pennsylvania Real Estate Investment Trust	1,624,833
45,387	Senior Housing Properties Trust	858,268
14,290	Sovran Self Storage, Inc. (a)	649,623
69,161	Trammell Crow Co. (a)*	1,676,463

		25,260,402

	TOTAL FINANCIALS	71,739,799

HEALTH CARE — 11.4%

Biotechnology — 2.8%
31,538	Abgenix, Inc. (a)*	270,596
30,300	Albany Molecular Research, Inc. (a)*	424,200
35,394	Alexion Pharmaceuticals, Inc. (a)*	815,478
44,459	Applera Corp. — Celera Genomics Group (a)*	487,715
109,551	CuraGen Corp. (a)*	563,092
19,900	Greatbatch, Inc. *	475,610
145,453	Isis Pharmaceuticals, Inc. (a)*	568,721
7,945	Kos Pharmaceuticals, Inc. (a)*	520,398
169,611	SciClone Pharmaceuticals, Inc. *	761,554
33,031	Serologicals Corp. (a)*	701,909
20,932	Techne Corp. *	960,988
13,711	United Therapeutics Corp. (a)*	660,870
29,368	Vicuron Pharmaceuticals, Inc. (a)*	819,367
28,217	ZymoGenetics, Inc. (a)*	496,619

		8,527,117

Health Care Equipment & Supplies — 3.7%
110,535	Biolase Technology, Inc. (a)	698,581
27,846	Biosite, Inc. (a)*	1,531,251
49,636	Candela Corp. (a)*	518,696
82,375	Dyax Corp. (a)*	388,810
37,882	Hologic, Inc. (a)*	1,505,809
18,159	Inverness Medical Innovations, Inc. (a)*	495,741
56,805	Nutraceutical International Corp. (a)*	758,347
54,780	STERIS Corp.	1,411,681
102,073	Thoratec Corp. (a)*	1,565,800
48,999	TriPath Imaging, Inc. (a)*	419,431
68,245	Viasys Healthcare, Inc. *	1,541,655
13,063	Young Innovations, Inc.	487,642

		11,323,444

Health Care Providers & Services — 3.5%
17,937	Advisory Board Co. *	874,249
38,093	Amedisys, Inc. (a)*	1,401,061
21,749	AMERIGROUP Corp. *	874,310
69,983	First Horizon Pharmaceutical Corp. (a)*	1,332,476
32,720	Genesis HealthCare Corp. (a)*	1,514,282
29,720	LifePoint Hospitals, Inc. (a)*	1,501,454
89,123	Option Care, Inc. (a)	1,256,634

See Notes to Financial Statements.

11   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Health Care Providers & Services — 3.5% (continued)
42,639	Per-Se Technologies, Inc. (a)*	$896,272
72,911	Res-Care, Inc. (a)*	988,673

		10,639,411

Pharmaceuticals — 1.4%
80,722	ARIAD Pharmaceuticals, Inc. (a)*	537,608
43,082	Bone Care International, Inc. (a)*	1,420,414
124,083	Pain Therapeutics, Inc. (a)*	837,560
54,120	Perrigo Co. (a)	754,433
38,600	Pharmion Corp. *	895,906

		4,445,921

	TOTAL HEALTH CARE	34,935,893

INDUSTRIALS — 14.8%

Aerospace & Defense — 1.2%
25,798	Applied Signal Technology, Inc. (a)	491,194
32,195	Armor Holdings, Inc. (a)*	1,275,244
7,075	DRS Technologies, Inc. (a)	362,806
42,943	Engineered Support Systems, Inc. (a)	1,538,648
6,189	Herley Industries, Inc. *	112,887

		3,780,779

Air Freight & Logistics — 0.4%
54,616	Hub Group, Inc., Class A Shares (a)*	1,368,131

Airlines — 0.8%
36,335	Alaska Air Group, Inc. (a)*	1,080,967
73,397	Pinnacle Airlines Corp. (a)*	630,480
47,500	Republic Airways Holdings, Inc. *	686,375

		2,397,822

Building Products — 1.4%
70,687	Apogee Enterprises, Inc. (a)	1,086,459
22,569	ElkCorp	644,345
52,360	Lennox International, Inc.	1,108,461
32,410	Watsco, Inc.	1,380,666

		4,219,931

Commercial Services & Supplies — 3.7%
16,934	CCC Information Services Group, Inc. (a)*	405,569
29,048	Consolidated Graphics, Inc. *	1,184,287
10,924	CRA International, Inc. *	588,257
74,300	DeVry, Inc. (a)*	1,478,570
45,734	eFunds Corp. *	822,755
94,333	Gevity HR, Inc. (a)	1,889,490
67,737	Greg Manning Auctions, Inc. (a)*	809,457
32,785	Headwaters, Inc. (a)*	1,127,148
27,501	Healthcare Services Group, Inc. (a)	552,220
57,146	Kforce, Inc. (a)*	483,455
65,435	Sotheby’s Holdings, Inc., Class A Shares *	896,460
48,902	SOURCECORP, Inc. *	969,238

		11,206,906

See Notes to Financial Statements.

12   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Construction & Engineering — 0.8%
23,051	Dycom Industries, Inc. *	$456,640
35,718	Granite Construction, Inc. (a)	1,003,676
59,619	Perini Corp. *	978,944

		2,439,260

Electrical Equipment — 1.8%
79,657	General Cable Corp. (a)*	1,181,313
44,151	Genlyte Group, Inc. *	2,151,920
25,338	II-VI, Inc. *	465,966
25,185	Paxar Corp. *	447,034
41,890	Regal-Beloit Corp. (a)	1,221,512

		5,467,745

Machinery — 3.3%
25,053	Astec Industries, Inc. (a)*	580,979
18,068	Bucyrus International, Inc., Class A Shares	686,223
24,167	Dionex Corp. *	1,053,923
6,912	ESCO Technologies, Inc. (b)*	696,729
35,199	Gardner Denver, Inc. *	1,234,781
31,743	IDEX Corp.	1,225,597
48,521	Joy Global, Inc.	1,629,820
13,900	Kadant, Inc. *	304,827
9,752	Kennametal, Inc.	447,129
9,464	Oshkosh Truck Corp. (a)	740,842
29,097	Reliance Steel & Aluminum Co. (a)	1,078,626
12,754	Terex Corp. *	502,508

		10,181,984

Marine — 0.4%
20,433	Overseas Shipholding Group, Inc. (a)	1,218,828

Road & Rail — 1.0%
16,322	Arkansas Best Corp.	519,203
59,946	Landstar System, Inc. *	1,805,574
24,127	P.A.M. Transportation Services *	405,575
28,996	U.S. Xpress Enterprises, Inc., Class A Shares (a)*	345,342

		3,075,694

	TOTAL INDUSTRIALS	45,357,080

INFORMATION TECHNOLOGY — 17.1%

Communications Equipment — 2.3%
162,800	3Com Corp. (a)*	592,592
36,400	ADTRAN, Inc. (a)	902,356
58,005	Arris Group, Inc. (a)*	505,223
183,745	Brocade Communications Systems, Inc. *	712,931
67,919	C-COR, Inc. (a)*	465,245
55,544	Ditech Communications Corp. (a)*	360,481
57,960	Emulex Corp. *	1,058,350
36,581	InPhonic, Inc. (a)*	562,616
138,529	Powerwave Technologies, Inc. (a)*	1,415,766
19,700	ViaSat, Inc. (a)*	400,501

		6,976,061

See Notes to Financial Statements.

13   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Computers & Peripherals — 1.6%
73,800	Electronics for Imaging, Inc. *	$1,552,752
101,088	Hypercom Corp. *	654,039
30,155	Mercury Computer Systems, Inc. (a)*	825,342
52,336	Presstek, Inc. (a)*	592,444
981,378	StorageNetworks, Inc. (a)(c)*	1
53,726	Synaptics, Inc. (a)*	1,147,587

		4,772,165

Electronic Equipment & Instruments — 0.6%
45,856	CTS Corp. (a)	563,570
27,052	OSI Systems, Inc. (a)*	427,151
10,433	ScanSource, Inc. (a)*	447,993
42,068	Zygo Corp. *	412,267

		1,850,981

Internet Software & Services — 2.8%
25,356	Allscripts Healthcare Solutions, Inc. (a)*	421,163
91,488	CNET Networks, Inc. (a)*	1,074,069
149,131	Corillian Corp. (a)*	462,306
67,486	CyberSource Corp. (a)*	493,323
17,747	Digital River, Inc. (a)*	563,467
63,117	Digitas, Inc. (a)*	720,165
39,229	FileNet Corp. (a)*	986,217
27,621	InfoSpace, Inc. (a)*	909,560
86,651	Interwoven, Inc. *	652,482
99,157	iPass, Inc. *	600,891
170,260	Net2Phone, Inc. (a)*	308,171
65,177	Opsware, Inc. (a)*	333,706
112,391	SonicWALL, Inc. (a)*	605,787
36,096	United Online, Inc.	392,003

		8,523,310

IT Services — 1.2%
32,771	Agilysys, Inc. (a)	514,505
40,639	Forrester Research, Inc. *	724,593
14,361	Keane, Inc. (a)*	196,746
36,602	SRA International, Inc., Class A Shares (a)*	1,270,821
44,015	TNS, Inc. *	1,028,631

		3,735,296

Semiconductors & Semiconductor Equipment — 4.2%
22,071	ADE Corp. (a)*	619,092
46,632	Cohu, Inc. (a)	934,972
66,600	Credence Systems Corp. (a)*	602,730
27,325	Genesis Microchip, Inc. (a)*	504,419
119,915	Integrated Device Technology, Inc. (a)*	1,289,086
66,000	Micrel, Inc. *	760,320
61,661	Microsemi Corp. (a)*	1,159,227
84,235	Microtune, Inc. (a)*	422,438
58,900	MKS Instruments, Inc. *	994,821

See Notes to Financial Statements.

14   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Semiconductors & Semiconductor Equipment — 4.2% (continued)
31,000	Mykrolis Corp. *	$440,510
84,705	OmniVision Technologies, Inc. (a)*	1,151,141
65,869	Photronics, Inc. (a)*	1,537,382
66,287	Silicon Image, Inc. *	680,105
113,842	Skyworks Solutions, Inc. (a)*	839,015
35,380	Supertex, Inc. (a)*	624,811
11,207	Varian Semiconductor Equipment Associates, Inc. *	414,659

		12,974,728

Software — 4.4%
34,102	ANSYS, Inc. *	1,210,962
20,544	Cerner Corp. (a)*	1,396,375
64,550	Dendrite International, Inc. (a)*	890,790
20,880	EPIQ Systems, Inc. (a)*	341,597
48,781	FARO Technologies, Inc. (a)*	1,329,770
112,667	Intervoice, Inc. (a)*	972,316
24,681	MICROS Systems, Inc. (a)*	1,104,475
156,852	Parametric Technology Corp. *	1,000,716
19,340	SafeNet, Inc. (a)*	658,720
47,886	SeaChange International, Inc. (a)*	336,160
54,151	THQ, Inc. (a)*	1,585,000
41,461	TIBCO Software, Inc. *	271,155
58,819	Transaction Systems Architects, Inc., Class A Shares *	1,448,712
21,293	Ulticom, Inc. (a)*	225,919
29,571	Witness Systems, Inc. (a)*	539,079

		13,311,746

	TOTAL INFORMATION TECHNOLOGY	52,144,287

MATERIALS — 4.8%

Chemicals — 2.0%
44,348	Albemarle Corp.	1,617,371
10,786	FMC Corp. (a)*	605,526
41,124	Octel Corp.	740,232
123,203	Olin Corp. (a)	2,247,223
32,746	OM Group, Inc. (a)*	808,499

		6,018,851

Containers & Packaging — 1.2%
48,724	Caraustar Industries, Inc. (a)*	511,602
35,689	Crown Holdings, Inc. *	507,854
26,488	Jarden Corp. (a)*	1,428,233
53,381	Longview Fibre Co. (a)	1,096,980

		3,544,669

Metals & Mining — 1.3%
70,175	Allegheny Technologies, Inc.	1,548,060
20,665	Schnitzer Steel Industries, Inc., Class A Shares (a)	489,760
14,063	Steel Dynamics, Inc. (a)	369,154
65,742	Stillwater Mining Co. (a)*	487,806
81,612	USEC, Inc. (a)	1,194,800

		4,089,580

See Notes to Financial Statements.

15   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Paper & Forest Products — 0.3%
70,727	Glatfelter	$877,015

	TOTAL MATERIALS	14,530,115

TELECOMMUNICATION SERVICES — 1.0%

Diversified Telecommunication Services — 1.0%
67,003	Broadwing Corp. (a)*	309,554
241,022	Cincinnati Bell, Inc. *	1,036,395
108,277	Premiere Global Services, Inc. (a)*	1,222,447
74,569	Time Warner Telecom, Inc., Class A Shares (a)*	441,448

	TOTAL TELECOMMUNICATION SERVICES	3,009,844

UTILITIES — 2.9%

Electric Utilities — 1.5%
9,589	CH Energy Group, Inc. (a)	466,313
36,518	CMS Energy Corp. (a)*	549,961
55,390	Duquesne Light Holdings, Inc. (a)	1,034,685
14,085	IDACORP, Inc.	431,424
43,583	PNM Resources, Inc. (a)	1,255,626
58,623	Sierra Pacific Resources (a)*	729,857

		4,467,866

Gas Utilities — 1.2%
53,136	Energen Corp. (b)	1,862,417
11,796	South Jersey Industries, Inc.	720,971
15,927	Southern Union Co. *	391,008
28,028	UGI Corp.	781,981

		3,756,377

Multi-Utilities — 0.2%
34,381	Avista Corp.	639,143

	TOTAL UTILITIES	8,863,386

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $249,862,336)	299,805,327

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 27.4%

U.S. GOVERNMENT OBLIGATION — 0.1%
$250,000	U.S. Treasury Bills due 9/15/05 (d)	248,423

REPURCHASE AGREEMENT — 1.6%
4,732,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with Goldman Sachs Group, Inc., 3.350% due 7/1/05, Proceeds at maturity — $4,732,440; (Fully collateralized by various U.S. government agency obligations, 0.000% to 13.250% due 8/15/05 to 2/15/27; Market value — $4,826,641)	4,732,000

See Notes to Financial Statements.

16   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 25.7%
78,532,466	State Street Navigator Securities Lending Trust Prime Portfolio	$78,532,466

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $83,512,917)	83,512,889

	TOTAL INVESTMENTS — 125.6%
	(Cost — $333,375,253#)	383,318,216
	Liabilities In Excess of Other Assets — (25.6)%	(78,025,098)

	TOTAL NET ASSETS — 100.0%	$305,293,118

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(d)	All or a portion of this security is held as collateral for open futures contracts.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

17   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	June 30, 2005

ASSETS:
Investments, at value (Cost — $333,375,253)	$383,318,216
Cash	216
Receivable for securities sold	634,841
Dividends and interest receivable	228,844
Prepaid expenses	38,873
Receivable for Fund shares sold	12,094
Other assets	349,906

Total Assets	384,582,990

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	78,532,466
Payable for securities purchased	286,609
Management fee payable	161,393
Payable for Fund shares repurchased	100,183
Transfer agent fees payable	66,386
Administration fee payable	24,830
Distribution fees payable	17,572
Payable to broker — variation margin on open futures contracts	8,050
Directors’ fees payable	4,593
Accrued expenses	87,790

Total Liabilities	79,289,872

Total Net Assets	$305,293,118

NET ASSETS:
Par value (Note 6)	$18,737
Paid-in capital in excess of par value	209,817,426
Undistributed net investment income	2,484
Accumulated net realized gain on investments and futures contracts	45,427,270
Net unrealized appreciation of investments and futures contracts	50,027,201

Total Net Assets	$305,293,118

Shares Outstanding:
Class A	2,200,042

Class B	1,198,416

Class C	1,264,693

Class Y	14,073,519

Net Asset Value:
Class A (and redemption price)	$16.08

Class B*	$14.97

Class C*	$14.97

Class Y (and redemption price)	$16.56

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$16.93

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

18   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
Dividends	$1,548,024
Income from securities lending (Notes 1 and 3)	105,249
Interest	76,162
Less: Foreign taxes withheld	(1,504)

Total Investment Income	1,727,931

EXPENSES:
Management fee (Note 2)	1,182,926
Distribution fees (Notes 2 and 4)	233,794
Administration fee (Note 2)	181,989
Transfer agent fees (Notes 2 and 4)	119,918
Registration fees	35,811
Shareholder reports (Note 4)	21,834
Legal fees	20,564
Custody	18,905
Audit and tax	10,708
Insurance	6,391
Directors’ fees	3,035
Miscellaneous expenses	18,707

Total Expenses	1,854,582
Less: Distribution fees reimbursement (Note 4)	(15,541)

Net Expenses	1,839,041

Net Investment Loss	(111,110)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	42,870,721
Futures contracts	63,619

Net Realized Gain	42,934,340

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(56,568,859)
Futures contracts	21,068

Change in Net Unrealized Appreciation/Depreciation	(56,547,791)

Net Loss on Investments and Futures Contracts	(13,613,451)

Decrease in Net Assets From Operations	$(13,724,561)

See Notes to Financial Statements.

19   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	2005	2004

OPERATIONS:
Net investment income (loss)	$(111,110)	$401,909
Net realized gain	42,934,340	43,487,823
Change in net unrealized appreciation/depreciation	(56,547,791)	29,380,672

Increase (Decrease) in Net Assets From Operations	(13,724,561)	73,270,404

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gains	—	(6,640,272)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	28,788,563	74,033,531
Reinvestment of distributions	—	1,207,953
Cost of shares repurchased	(148,249,304)	(195,014,497)

Decrease in Net Assets From Fund Share Transactions	(119,460,741)	(119,773,013)

Decrease in Net Assets	(133,185,302)	(53,142,881)

NET ASSETS:
Beginning of period	438,478,420	491,621,301

End of period*	$305,293,118	$438,478,420

* Includes undistributed net investment income of:	$2,484	$113,594

See Notes to Financial Statements.

20   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$16.45		$14.29	$10.22	$12.80	$12.91	$14.26

Income (Loss) From Operations:
Net investment income (loss)	(0.04)		(0.04)	(0.00) (3)	(0.02)	(0.01)	0.02
Net realized and unrealized gain (loss)	(0.33)		2.46	4.07	(2.56)	(0.10)	0.15

Total Income (Loss) From Operations	(0.37)		2.42	4.07	(2.58)	(0.11)	0.17

Less Distributions From:
Net realized gains	—		(0.26)	—	—	—	(1.52)

Total Distributions	—		(0.26)	—	—	—	(1.52)

Net Asset Value, End of Period	$16.08		$16.45	$14.29	$10.22	$12.80	$12.91

Total Return(4)	(2.25)%		16.94%	39.82%	(20.16)%	(0.85)%	1.57%

Net Assets, End of Period (000s)	$35,383		$38,216	$40,198	$27,281	$33,576	$41,457

Ratios to Average Net Assets:
Gross expenses	1.52	%(5)	1.28%	1.13%	1.26%	1.23%	1.16%
Net expenses	1.44	(5)(7)	1.28 (6)	1.13	1.26	1.23	1.16
Net investment income (loss)	(0.46	)(5)	(0.27)	(0.01)	(0.17)	(0.08)	0.15

Portfolio Turnover Rate	31%		84%	119%	83%	87%	101%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The administrator voluntarily waived a portion of its administration fee.
(7)	The distributor reimbursed a portion of its distribution fees.

See Notes to Financial Statements.

21   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2004		2003	2002	2001	2000

Net Asset Value, Beginning of Period	$15.36		$13.45		$9.71	$12.26	$12.45	$13.92

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.14)		(0.10)	(0.10)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	(0.31)		2.31		3.84	(2.45)	(0.09)	0.14

Total Income (Loss) From Operations	(0.39)		2.17		3.74	(2.55)	(0.19)	0.05

Less Distributions From:
Net realized gains	—		(0.26)		—	—	—	(1.52)

Total Distributions	—		(0.26)		—	—	—	(1.52)

Net Asset Value, End of Period	$14.97		$15.36		$13.45	$9.71	$12.26	$12.45

Total Return(3)	(2.54)%		16.14%		38.52%	(20.80)%	(1.53)%	0.72%

Net Assets, End of Period (000s)	$17,937		$20,845		$21,613	$17,627	$24,557	$27,801

Ratios to Average Net Assets:
Expenses	2.10	%(5)	2.00	%(4)	2.02%	2.00%	1.97%	1.97%
Net investment loss	(1.13	)(5)	(0.99)		(0.90)	(0.93)	(0.82)	(0.65)

Portfolio Turnover Rate	31%		84%		119%	83%	87%	101%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(4)	The administrator voluntarily waived a portion of its administration fee. The expense ratio did not change due to this voluntary waiver.
(5)	Annualized.

See Notes to Financial Statements.

22   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2004		2003	2002	2001	2000

Net Asset Value, Beginning of Period	$15.36		$13.46		$9.71	$12.26	$12.45	$13.91

Income (Loss) From Operations:
Net investment loss	(0.09)		(0.14)		(0.10)	(0.10)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	(0.30)		2.30		3.85	(2.45)	(0.09)	0.15

Total Income (Loss) From Operations	(0.39)		2.16		3.75	(2.55)	(0.19)	0.06

Less Distributions From:
Net realized gains	—		(0.26)		—	—	—	(1.52)

Total Distributions	—		(0.26)		—	—	—	(1.52)

Net Asset Value, End of Period	$14.97		$15.36		$13.46	$9.71	$12.26	$12.45

Total Return(4)	(2.54)%		16.05%		38.62%	(20.80)%	(1.53)%	0.79%

Net Assets, End of Period (000s)	$18,930		$21,577		$20,285	$14,419	$18,108	$18,256

Ratios to Average Net Assets:
Expenses	2.15	%(5)	2.00	%(6)	2.03%	1.99%	1.98%	1.96%
Net investment loss	(1.18	)(5)	(0.99)		(0.91)	(0.91)	(0.82)	(0.64)

Portfolio Turnover Rate	31%		84%		119%	83%	87%	101%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 29, 2004, Class L shares were renamed Class C shares.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The administrator voluntarily waived a portion of its administration fee. The expense ratio did not change due to this voluntary waiver.

See Notes to Financial Statements.

23   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares(1)	2005(2)		2004		2003	2002	2001	2000

Net Asset Value, Beginning of Period	$16.88		$14.59		$10.42	$13.00	$13.07	$14.37

Income (Loss) From Operations:
Net investment income	0.01		0.03		0.04	0.03	0.04	0.07
Net realized and unrealized gain (loss)	(0.33)		2.52		4.15	(2.60)	(0.09)	0.15

Total Income (Loss) From Operations	(0.32)		2.55		4.19	(2.57)	(0.05)	0.22

Less Distributions From:
Net investment income	—		—		(0.02)	(0.00) (3)	(0.01)	—
Net realized gains	—		(0.26)		—	—	—	(1.52)
Return of capital	—		—		—	(0.01)	(0.01)	—

Total Distributions	—		(0.26)		(0.02)	(0.01)	(0.02)	(1.52)

Net Asset Value, End of Period	$16.56		$16.88		$14.59	$10.42	$13.00	$13.07

Total Return(4)	(1.90)%		17.48%		40.21%	(19.77)%	(0.37)%	1.91%

Net Assets, End of Period (000s)	$233,043		$357,840		$409,525	$258,539	$295,812	$279,935

Ratios to Average Net Assets:
Gross expenses	0.81	%(5)	0.79	%(6)	0.80%	0.80%	0.80%	0.79%
Net expenses	0.81	(5)	0.78		0.80	0.80	0.80	0.79
Net investment income	0.13	(5)	0.22		0.32	0.29	0.36	0.52

Portfolio Turnover Rate	31%		84%		119%	83%	87%	101%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The administrator voluntarily waived a portion of its administration fee.

See Notes to Financial Statements.

24   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Core Fund, Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government

25   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. This reclassification has no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Travelers Investment Management Company (“TIMCO”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays TIMCO a management fee calculated at the annual rate of 0.65% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator. As compensation for its services, the Fund pays SBFM an administration fee calculated at the annual rate of 0.10% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2005, the Fund paid transfer agent fees of $37,151 to CTB. In addition, for the six months ended June 30, 2005, the Fund also paid $6,606 to other Citigroup affiliates for shareholder recordkeeping services.

26   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2005, CGM and its affiliates received sales charges of approximately $15,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2005, CDSCs paid to CGM were approximately $9,000 and $1,000 for Class B and C shares, respectively.

All officers and one director of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$124,967,095

Sales	111,635,299

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$59,836,606
Gross unrealized depreciation	(9,893,643)

Net unrealized appreciation	$49,942,963

At June 30, 2005, the Fund had the following open futures contracts:

Contracts to Buy:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Russell 2000 Index	14	9/05	$4,417,462	$4,501,700	$84,238

At June 30, 2005, the Fund loaned securities having a market value of $76,351,901. The Fund received cash collateral amounting to $78,532,466 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

27   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4. Class Specific Expenses

Pursuant to a Distribution Plan (the “Plan”), the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Distribution Fees	$44,223	$92,596	$96,975

During the six months ended June 30, 2005, CGM reimbursed a portion of its distribution fees in the amount of $15,541, which represents the excess of payments made by the Fund with respect to the Plan for Class A shares over the cumulative unreimbursed amounts spent by CGM in performing its services under the Plan.

For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C	Class Y

Transfer Agent Fees	$74,547	$21,227	$23,745	$399

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C	Class Y

Shareholder Reports Expenses	$6,440	$5,530	$8,860	$1,004

5. Distributions Paid to Shareholders by Class

Net realized gains	Six Months Ended June 30, 2005	Year Ended December 31, 2004

Class A	—	$594,645

Class B	—	343,316

Class C*	—	359,186

Class Y	—	5,343,125

* On April 29, 2004, Class L shares were renamed as Class C shares.

6. Capital Shares

At June 30, 2005, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses, specifically related to the distribution of its shares.

28   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	128,560	$2,017,959	444,691	$6,609,934
Shares issued on reinvestment	—	—	33,374	541,993
Shares repurchased	(252,078)	(3,930,487)	(968,234)	(14,586,498)

Net Decrease	(123,518)	$(1,912,528)	(490,169)	$(7,434,571)

Class B
Shares sold	35,987	$525,905	124,595	$1,742,844
Shares issued on reinvestment	—	—	21,415	324,658
Shares repurchased	(194,818)	(2,841,566)	(395,304)	(5,497,079)

Net Decrease	(158,831)	$(2,315,661)	(249,294)	$(3,429,577)

Class C*
Shares sold	36,300	$528,636	156,941	$2,202,711
Shares issued on reinvestment	—	—	22,498	341,302
Shares repurchased	(176,136)	(2,566,097)	(282,482)	(3,953,274)

Net Decrease	(139,836)	$(2,037,461)	(103,043)	$(1,409,261)

Class Y
Shares sold	1,614,622	$25,716,063	4,221,725	$63,478,042
Shares repurchased	(8,735,102)	(138,911,154)	(11,097,602)	(170,977,646)

Net Decrease	(7,120,480)	$(113,195,091)	(6,875,877)	$(107,499,604)

* On April 29, 2004, Class L shares were renamed as Class C shares.

7. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability.The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

29   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S.Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

30   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

9. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, TIMCO (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 1, 2005, the Board approved the new investment management contract between the Fund and the Manager.

31   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Small Cap Core Fund, Inc. (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”,”Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement, the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

32   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “small cap core funds” by Lipper, showed that the Fund’s performance for all of the time periods presented was below the median. The Board noted that in mid 2004 a new investment team leader and new research director assumed responsibility for the portfolio. Based on their review, the Board continues to retain confidence in the Manager to seek to achieve the Fund’s investment objective and carry out its investment strategies.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

33   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 15 retail front-end load funds (including the Fund) classified as “small cap core funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and, indeed, were better than the median. The Board noted that the Fund’s actual total expense ratio was also better than the median and concluded that it was acceptable.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreements. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

34   Smith Barney Small Cap Core Fund, Inc.   |   2005 Semi-Annual Report

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SMITH BARNEY
SMALL CAP CORE FUND, INC.

	DIRECTORS	INVESTMENT MANAGER
	Lee Abraham	Travelers Investment
	Jane F. Dasher	Management Company
Donald R. Foley
	R. Jay Gerken, CFA	ADMINISTRATOR
	Chairman	Smith Barney Fund Management
	Richard E. Hanson, Jr.	LLC
Paul Hardin
	Roderick C. Rasmussen	DISTRIBUTOR
	John P. Toolan	Citigroup Global Markets Inc.

CUSTODIAN
	OFFICERS	State Street Bank and
	R. Jay Gerken, CFA	Trust Company
President and
Chief Executive Officer
TRANSFERAGENT
	Andrew B. Shoup	Citicorp Trust Bank, fsb.
	Senior Vice President and	125 Broad Street, 11th Floor
	Chief Administrative Officer	New York, New York 10004

Robert J. Brault
	Chief Financial Officer	SUB-TRANSFER AGENT
	and Treasurer	PFPC Inc.
P.O. Box 9699
	Andrew Beagley	Providence, Rhode Island
	Chief Anti-Money	02940-9699
Laundering Compliance
Officer and Chief
Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Small Cap Core Fund, Inc.

This report is submitted for the general information of the shareholders of Smith Barney Small Cap Core Fund, Inc., but it may also be used as sales literature.

SMITH BARNEY SMALL CAP CORE FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02361 8/05	05-8958

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable. (b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Small Cap Core Fund, Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Small Cap Core Fund, Inc.

Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Small Cap Core Fund, Inc.

Date: September 7, 2005

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Smith Barney Small Cap Core Fund, Inc.

Date: September 7, 2005